Intangible Assets (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Amortization of Intangible Assets	$ 35	$ 80	$ 321	$ 320
General and Administrative Expense [Member]
Goodwill [Line Items]
Amortization of Intangible Assets			$ 300	$ 300